OTHER ACCOUNTS PAYABLE (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011
Accrued expenses		$ 896		$ 598
Employees and institutions		359		259
Accounts Payable, Other, Current	$ 1,175	$ 1,255	$ 1,111	$ 857